united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Principal ($)			Fair Value
	SHORT-TERM INVESTMENTS - 46.6%
	U.S. TREASURY - 46.6%
10,000,000	United States Treasury Bill due 4/30/2015, 0.030% ^		$ 9,999,237
20,000,000	United States Treasury Bill due 5/28/2015, 0.025% ^		19,996,909
35,000,000	United States Treasury Bill due 6/4/2015, 0.030% ^		34,993,466
40,000,000	United States Treasury Bill due 7/9/2015, 0.030% ^		39,987,626
			104,977,238

	TOTAL SHORT-TERM INVESTMENTS (Cost $104,977,238)		104,977,238

	TOTAL INVESTMENTS - 46.6% (Cost $104,977,238) (a)		$ 104,977,238
	OTHER ASSETS LESS LIABILITIES - 53.4%		120,285,542
	NET ASSETS - 100.0%		$ 225,262,780

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $104,977,238 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	-
		Net Unrealized Depreciation:	$ -

^ Interest rate represents discount rate at time of purchase.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2015
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
492	2 Year Bond	Jun-15	$ 107,540,376	$ (9,182)
1,474	3 Mo Euro Euribor	Mar-15	412,874,770	223,103
1,288	3 MO Sterling Short Sterling	Sep-15	247,052,890	17,999
449	3 YR AUD Government Bond	Mar-15	106,125,584	382,379
173	10 YR AUD Government Bond	Mar-15	131,435,401	497,537
136	10 YR Mini JBG	Mar-15	16,809,600	80,580
1,332	90 Day Euro$ Future	Dec-15	330,435,900	324,525
51	AEX Index	Mar-15	5,530,389	162,815
1,049	Bank Accept	Sep-15	208,195,030	26,395
229	CAC 40 10 Euro Future	Mar-15	12,707,544	373,384
256	Cocoa Future +	May-15	8,013,235	232,893
20	Dax Index	Mar-15	6,379,305	584,837
176	DJIA Index Future Mini	Mar-15	15,951,760	828,305
463	EU Carbon Dioxide Emissions +	Dec-15	3,720,205	29,990
191	Euro BOBL Future	Mar-15	28,079,483	292,380
74	Euro Bund Future	Mar-15	13,224,318	437,331
19	Euro Buxl Future	Mar-15	3,549,599	386,866
247	Euro CHF 3 MO Lif	Dec-15	65,738,433	(60,580)
1,419	Euro Schatz	Mar-15	177,021,669	454,746
283	Euro STOXX 50	Mar-15	11,385,976	614,132
217	FTSE 100 Index	Mar-15	23,200,338	515,821
74	FTSE/MIS Index	Mar-15	9,265,141	142,559
111	H-Shares Index Futures	Mar-15	8,764,776	66,557
100	IBEX-35 Index	Mar-15	12,501,409	343,607
70	LME Zinc Future +	Mar-15	3,590,563	(266,912)
127	LME Lead Future +	Mar-15	5,462,588	(506,381)
208	MSCI Taiwan Index	Mar-15	7,448,480	3,640
104	Nasdaq 100 E-Mini	Mar-15	9,240,400	648,337
535	Nikkei 225 Mini	Mar-15	8,417,262	622,153
300	OMXS30 Index	Mar-15	6,050,580	158,945
134	Russell Mini Future	Mar-15	16,532,920	517,270
92	S&P E-Mini Future	Mar-15	9,672,650	548,473
86	S&P Midcap 400 Emini	Mar-15	12,939,560	880,230
85	S&P/TSX 60 IX	Mar-15	12,098,543	23,982
363	SGX CNX Nifty Index	Mar-15	6,457,044	52,164

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2015
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
222	SGX FTSE China A50	Mar-15	$ 2,413,695	$ 42,695
269	SGX MSCI Singapore Index	Mar-15	15,112,581	(104,096)
141	SPI 200	Mar-15	16,312,660	468,326
190	TOCOM Gold +	Dec-15	7,352,620	(372,814)
73	TOPIX Index Future	Mar-15	9,309,690	560,433
311	US 5YR NOTE (CBT)	Jun-15	37,096,391	(55,094)
115	US 10 Year Future	Jun-15	14,696,655	(23,935)
45	US Long Bond Future	Jun-15	7,282,980	(28,162)
26	US Ultra Bond	Jun-15	4,375,306	(40,827)
			Net Unrealized Gain from Open Long Futures Contracts	$10,077,406
+ All or a portion of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2015
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
(16)	Brent Crude Future +	Apr-15	$ (1,001,280)	$ (84,520)
(384)	Bursa Crude Palm Oil +	May-15	(6,139,507)	(14,823)
(94)	Copper Future +	May-15	(6,325,025)	(257,750)
(136)	Corn +	May-15	(2,674,100)	32,700
(93)	Cotton +	May-15	(3,019,245)	(108,415)
(84)	Frozen Concentrated OJ +	May-15	(1,526,490)	56,040
(31)	Gas Oil Future +	Apr-15	(1,800,325)	(33,400)
(19)	Gasoline RBOB +	Apr-15	(1,578,364)	(93,597)
(26)	Heating Oil Future +	Apr-15	(2,155,280)	(72,442)
(121)	Lean Hogs +	Apr-15	(3,265,790)	375,290
(224)	LME Aluminum +	Mar-15	(10,131,800)	(58,174)
(263)	LME Lead Future +	Mar-15	(11,312,288)	1,870,251
(53)	LME Tin Future +	Mar-15	(4,750,920)	528,078
(70)	LME Zinc Future +	Mar-15	(3,590,563)	(25,900)
(34)	Lumber Future +	May-15	(1,102,552)	(35,816)
(53)	Natural Gas Future +	Apr-15	(1,449,020)	(4,040)
(73)	Platinum Future +	Apr-15	(4,327,440)	48,290
(137)	Red Wheat Future +	May-15	(3,880,525)	34,213
(57)	Rough Rice Futures +	May-15	(1,224,930)	30,350
(50)	Silver +	May-15	(4,139,500)	(31,650)
(261)	Soybean Oil Future +	May-15	(5,159,970)	(117,630)
(69)	TOCOM Gasoline Future +	Aug-15	(1,745,476)	(59,288)
(63)	TOCOM Kerosene Future +	Aug-15	(1,521,806)	(23,466)
(162)	Wheat Future (KCB) +	May-15	(436,995,000)	155,862
(163)	White Sugar +	May-15	(3,030,170)	110,240
(186)	World Sugar #11 +	May-15	(2,868,566)	187,723
(20)	WTI Crude Future +	Apr-15	(995,200)	84,000
			Net Unrealized Gain from Open Short Futures Contracts	$ 2,492,126

			Net Unrealized Gain from Open Futures Contracts	$ 12,569,532

+ All or a portion of this investment is a holding of the Longboard Fund Limited.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Options Contracts: Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2015 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at February 28, 2015	% of Fund Net Assets at February 28, 2015
LFL-CFC	8/15/12	$20,420,049	9.05%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The value of the derivative instruments outstanding as of February 28, 2015, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2015

Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Gain/ (Loss)
To Buy:
3/17/2015	1,220,575	USD	70,000,000	RUB	$ 1,121,779	$ 98,797
3/18/2015	9,571,856	USD	11,600,000	AUD	9,065,914	505,942
3/18/2015	1,061,736	USD	1,300,000	AUD	1,016,008	45,728
3/18/2015	1,022,710	USD	1,300,000	AUD	1,016,008	6,702
3/18/2015	6,400,091	USD	18,000,000	BRL	6,253,182	146,909
3/18/2015	1,134,859	USD	3,000,000	BRL	1,042,197	92,662
3/18/2015	1,033,592	USD	3,000,000	BRL	1,042,197	(8,605)
3/18/2015	12,092,730	USD	7,800,000	GBP	12,049,444	43,286
3/18/2015	3,072,000	USD	2,000,000	GBP	3,089,601	(17,601)
3/18/2015	14,783,894	USD	17,000,000	CAD	13,603,304	1,180,590
3/18/2015	1,029,778	USD	1,200,000	CAD	960,233	69,545
3/18/2015	1,031,050	USD	1,300,000	CAD	1,040,253	(9,202)
3/18/2015	6,000,000	USD	133,710,000	CZK	5,450,115	549,885
3/18/2015	5,000,000	USD	111,160,000	CZK	4,530,961	469,039
3/18/2015	1,000,000	USD	24,282,000	CZK	989,752	10,248
3/18/2015	10,512,800	USD	8,500,000	EUR	9,528,050	984,750
3/18/2015	1,083,645	USD	900,000	EUR	1,008,852	74,793
3/18/2015	3,620,516	USD	432,000,000	JPY	3,612,377	8,139
3/18/2015	1,494,272	USD	180,000,000	JPY	1,505,157	(10,885)
3/18/2015	1,244,762	USD	150,000,000	JPY	1,254,298	(9,536)
3/18/2015	13,148,384	USD	191,000,000	MXN	12,751,462	396,922
3/18/2015	1,022,502	USD	15,000,000	MXN	1,001,424	21,078
3/18/2015	1,002,734	USD	15,000,000	MXN	1,001,424	1,310
3/18/2015	11,240,250	USD	15,000,000	NZD	11,324,965	(84,715)
3/18/2015	1,102,650	USD	1,500,000	NZD	1,132,497	(29,847)
3/18/2015	1,035,300	USD	1,400,000	NZD	1,056,997	(21,697)
3/18/2015	9,000,000	USD	64,667,754	NOK	8,457,847	542,153
3/18/2015	1,000,000	USD	7,702,000	NOK	1,007,339	(7,339)
3/18/2015	7,835,600	USD	26,500,000	PLN	7,150,513	685,087
3/18/2015	998,300	USD	3,700,000	PLN	998,374	(73)
3/18/2015	8,000,000	USD	60,352,000	SEK	7,227,500	772,500
3/18/2015	8,244,023	USD	8,000,000	CHF	8,450,896	(206,873)
3/18/2015	980,584	USD	1,000,000	CHF	1,056,362	(75,778)
3/18/2015	15,274,671	USD	14,000,000	CHF	14,789,068	485,603
3/18/2015	6,000,000	AUD	4,652,280	USD	4,689,266	36,986
3/18/2015	12,400,000	AUD	1,223,508,000	JPY	10,230,955	71,403
3/18/2015	11,000,000	GBP	21,467,050	AUD	16,777,451	(71,792)
3/18/2015	650,000	GBP	1,284,400	AUD	1,003,816	1,999
3/18/2015	5,685,696	GBP	7,200,000	EUR	8,070,818	868,702
3/18/2015	1,190,720	GBP	1,600,000	EUR	1,793,515	21,685
3/18/2015	661,140	GBP	900,000	EUR	1,008,852	14,178
3/18/2015	7,700,000	GBP	1,439,823,000	JPY	12,039,778	84,027

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2015
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Gain/ (Loss)
To Buy:
3/18/2015	700,000	GBP	126,465,500	JPY	$ 1,057,503	$ (806)
3/18/2015	1,600,000	GBP	292,640,000	JPY	2,447,051	17,286
3/18/2015	8,400,000	CAD	7,024,586	USD	6,721,633	(302,954)
3/18/2015	8,700,000	CAD	903,321,000	JPY	7,553,556	52,717
3/18/2015	1,300,000	CAD	123,194,500	JPY	1,030,151	18,313
3/18/2015	90,460,000	CZK	4,000,000	USD	3,687,214	(312,786)
3/18/2015	4,000,000	EUR	4,785,200	USD	4,483,788	(301,412)
3/18/2015	14,000,000	EUR	2,067,226,000	JPY	17,286,112	120,641
3/18/2015	1,000,000	EUR	141,523,000	JPY	1,183,413	(901)
3/18/2015	200,000,000	JPY	1,690,046	USD	1,672,397	(17,649)
3/18/2015	1,125,114,000	JPY	12,400,000	AUD	9,691,149	(41,469)
3/18/2015	923,550,000	JPY	10,000,000	CAD	8,001,944	(122,965)
3/18/2015	2,060,205,000	JPY	15,000,000	EUR	16,814,205	867,795
3/18/2015	266,320,000	JPY	2,000,000	CHF	2,112,724	225,910
3/18/2015	128,205,000	JPY	1,000,000	CHF	1,056,362	21,456
3/18/2015	95,000,000	MXN	6,386,920	USD	6,342,350	(44,569)
3/18/2015	28,888,000	NOK	4,000,000	USD	3,778,240	(221,760)
3/18/2015	12,000,000	PLN	3,229,453	USD	3,237,968	8,516
3/18/2015	23,380,950	SEK	3,000,000	USD	2,800,004	(199,996)
3/18/2015	21,000,000	CHF	24,322,446	USD	22,183,602	(2,138,844)
3/18/2015	2,000,000	CHF	2,330,323	USD	2,112,724	(217,599)
3/18/2015	7,900,000	CHF	969,014,000	JPY	8,102,880	56,551

To Sell:
3/18/2015	1,223,508,000	JPY	12,400,000	AUD	9,691,149	(614,491)
3/18/2015	21,467,050	AUD	11,000,000	GBP	16,992,806	473,005
3/18/2015	1,284,400	AUD	650,000	GBP	1,004,120	5,200
3/18/2015	7,200,000	EUR	5,685,696	GBP	8,783,266	(139,865)
3/18/2015	1,600,000	EUR	1,190,720	GBP	1,839,425	21,791
3/18/2015	900,000	EUR	661,140	GBP	1,021,329	5,289
3/18/2015	1,439,823,000	JPY	7,700,000	GBP	11,894,964	(189,416)
3/18/2015	126,465,500	JPY	700,000	GBP	1,081,360	25,270
3/18/2015	292,640,000	JPY	1,600,000	GBP	2,471,681	12,801
3/18/2015	903,321,000	JPY	8,700,000	CAD	6,961,691	(621,991)
3/18/2015	123,194,500	JPY	1,300,000	CAD	1,040,253	(8,557)
3/18/2015	2,067,226,000	JPY	14,000,000	EUR	15,693,258	(1,689,142)
3/18/2015	141,523,000	JPY	1,000,000	EUR	1,120,947	(58,553)
3/18/2015	12,400,000	AUD	1,125,114,000	JPY	9,408,186	(175,409)
3/18/2015	10,000,000	CAD	923,550,000	JPY	7,722,711	(143,984)
3/18/2015	15,000,000	EUR	2,060,205,000	JPY	17,227,403	(400,774)
3/18/2015	2,000,000	CHF	266,320,000	JPY	2,226,964	(35,162)
3/18/2015	1,000,000	CHF	128,205,000	JPY	1,072,048	(6,211)
3/18/2015	969,014,000	JPY	7,900,000	CHF	8,345,260	190,842

						$1,852,823

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2015

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of February 28, 2015 categorized by risk exposure:

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/28/15

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 4/28/15